Inventories (Tables)	12 Months Ended
Apr. 02, 2016
Inventory Disclosure [Abstract]
Components of inventories
The components of inventories, net of reserves, are as follows (in thousands):

	Fiscal Year
	2016	2015
Raw materials	$89,928	$71,863
Work in process	228,626	137,306
Finished goods	108,997	137,731
Total inventories	$427,551	$346,900